                                                                                                     -------------------------------
                                                                                                              OMB APPROVAL
                                                                                                     -------------------------------
                                                                                                     OMB Number:    3235-0006
                                                                                                     Expires:    February 28, 1997
                                                        UNITED STATES                                Estimated average burden
                                               SECURITIES AND EXCHANGE COMMISSION                    hours per response . . . 24.60
                                                    WASHINGTON, D.C. 20549                           -------------------------------

                                                                                                        ---------------------------
                                                                                                               SEC USE ONLY
                                                                                                        ---------------------------
                                                          FORM 13F
                                                                                                        ---------------------------

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended  30 SEPTEMBER   19 99
                                                      ----------------   -------
--------------------------------------------------------------------------------
                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)
--------------------------------------------------------------------------------
If amended report check here:[ ]


------------------------------------------------------------------------------------------------------------------------------------
Name of Institutional Investment Manager
1

MARTIN CURRIE INVESTMENT MANAGEMENT LTD
------------------------------------------------------------------------------------------------------------------------------------
Business Address         (Street)                      (City)                              (State)           (Zip)                 2
SALTIRE COURT, 20 CASTLE TERRACE, EDINBURGH, SCOTLAND, EH1 2ES
------------------------------------------------------------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.
Julian Livingston, Director, General Counsel
011 44 131 479 4643
                                                           ATTENTION
------------------------------------------------------------------------------------------------------------------------------------
                      INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                                             SEE 18 U.S.C. 1001 AND 15 U.S.C 78FF(a).
------------------------------------------------------------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamend-ed items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed
on its behalf in the City of EDINBURGH       and State of LOTHIAN, SCOTLAND
                             ----------------             --------------------
on the 08    day of  OCTOBER     19 99
       -----         -----------    -------
                                    MARTIN CURRIE INVESTMENT MANAGEMENT LTD
                                    -----------------------------------------
                                    (Name of Institutional Investment Manager)

                                     /s/        JULIAN LIVINGSTON
                                    -----------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                               to Submit This Report)

Name and 13F numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

Name:                                             13F File No.: 3  Name:                                           13F File No.: 3
------------------------------------------------------------------------------------------------------------------------------------
1.                                                                 6.
------------------------------------------------------------------------------------------------------------------------------------
2.                                                                 7.
------------------------------------------------------------------------------------------------------------------------------------
3.                                                                 8.
------------------------------------------------------------------------------------------------------------------------------------
4.                                                                 9.
------------------------------------------------------------------------------------------------------------------------------------
5.                                                                 10.
------------------------------------------------------------------------------------------------------------------------------------

                                                                 SEC 1685 (5/91)

--------------------------
Page 1 of 6                          Name of Reporting Manager            Martin Currie Investment Management Ltd           (SEC USE
------------------------------------------------------------------------------------------------------------------------------------
   Item 1: Name of Issuer     Item 2: Title of Class             Item 3: CUSIP Number         Item 4: Fair         Item 5: Shares
--------------------------                                                                                               of
                                                                                              Market Value        Principal Amount
------------------------------------------------------------------------------------------------------------------------------------
EOG Resources Inc             Common Stock $0.01                   US26875P1012                   664,955               31,292
------------------------------------------------------------------------------------------------------------------------------------
Allied Signal Inc             Common Stock $1.00 pv                US0195121027                 9,810,750              163,683
------------------------------------------------------------------------------------------------------------------------------------
Motorola Inc                  Common Stock $3.00pv                 US6200761095                 1,086,800               12,350
------------------------------------------------------------------------------------------------------------------------------------
Molex Inc                     Common Stock $0.05pv                 US6085541018                 7,949,574              218,545
------------------------------------------------------------------------------------------------------------------------------------
Scientific Atlanta Inc        Common Stock $0.50pv                 US8086551046                 4,812,519               97,100
------------------------------------------------------------------------------------------------------------------------------------
CBS Corp                      Common Stock $1.00pv                 US12490K1079                10,593,979              229,059
------------------------------------------------------------------------------------------------------------------------------------
Intel Corporation             Common Stock US$0.001                US4581401001                13,646,599              183,638
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                Common Stock US$0.000025             US5949181045                18,428,835              203,493
------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.        Common Stock $1.00pv                 US8825081040                14,004,050              170,262
------------------------------------------------------------------------------------------------------------------------------------
IMS Health                    Common Stock $0.01                   US4499341083                 4,443,943              194,803
------------------------------------------------------------------------------------------------------------------------------------
3COM Corporation              Common Stock NPV                     US8855351040                   687,298               23,906
------------------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd           Common Stock U$0.01                  BMG3921A1009                12,858,728              485,235
------------------------------------------------------------------------------------------------------------------------------------
State Street Corporation      Common Stock U$1                     US8574771031                 6,462,500              100,000
------------------------------------------------------------------------------------------------------------------------------------
Comdisco Inc                  Common stock U$0.10                  US2003361050                   463,500               24,000
------------------------------------------------------------------------------------------------------------------------------------
General Instrument Corp       Common Stock U$0.01                  US3701201077                 8,673,600              180,700
------------------------------------------------------------------------------------------------------------------------------------
Agile Software Corporation    Common Stock U$0.001                 US00846X1054                    64,000                1,000
------------------------------------------------------------------------------------------------------------------------------------
America Online Inc            Common Stock U$0.01                  US02364J1043                 3,721,275               35,760
------------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc                   Capital Stock US$0.017               US7134481081                 8,240,826              270,191
------------------------------------------------------------------------------------------------------------------------------------
Clini-Therm Corporation       Common Stock $3.00 pv                US1872581087                         0              120,000
------------------------------------------------------------------------------------------------------------------------------------
        COLUMN TOTALS                                                                         126,613,729
------------------------------------------------------------------------------------------------------------------------------------
    AGGREGATE PAGE TOTAL                                                                      126,613,729
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
   Item 1: Name of Issuer                      Item 6: Investment Discretion                   Item 7:      Item 8: Voting Authority
                                        ------------------------------------------------------              ------------------------
                                        (a) Sole          (B) Shared -  (c) Shared -           Managers     (a) Sole    (b) Shared
                                                           Defined as    Other                 See Instr. V
                                                           as Instr. V
------------------------------------------------------------------------------------------------------------------------------------
EOG Resources Inc                           X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Allied Signal Inc                           X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Motorola Inc                                X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Molex Inc                                   X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Scientific Atlanta Inc                      X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
CBS Corp                                    X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Intel Corporation                           X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                              X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                      X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
IMS Health                                  X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
3COM Corporation                            X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd                         X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
State Street Corporation                    X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Comdisco Inc                                X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
General Instrument Corp                     X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Agile Software Corporation                  X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
America Online Inc                          X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc                                 X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Clini-Therm Corporation                     X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
        COLUMN TOTALS
------------------------------------------------------------------------------------------------------------------------------------
    AGGREGATE PAGE TOTAL
------------------------------------------------------------------------------------------------------------------------------------

--------------------------
Page 2 of 6                          Name of Reporting Manager            Martin Currie Investment Management Ltd           (SEC USE
--------------------------
   Item 1: Name of Issuer     Item 2: Title of Class               Item 3: CUSIP Number        Item 4: Fair         Item 5: Shares
                                                                                                                          of
                                                                                               Market Value        Principal Amount
------------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Company     Common Stock $1.00pv                 US1941621039                 7,262,858              158,751
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson             Common Stock $1.00pv                 US4781601046                11,636,979              126,661
------------------------------------------------------------------------------------------------------------------------------------
Warner-Lambert Co             Common Stock U$1.00                  US9344881076                 5,592,758               84,260
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc               Common Stock $1.00pv                 US8873151091                 6,096,020              100,346
------------------------------------------------------------------------------------------------------------------------------------
Walgreen Company              Common Stock $0.078125               US9314221097                11,834,469              466,383
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores Inc           Common Stock US$0.10                 US9311421039                 9,938,850              208,964
------------------------------------------------------------------------------------------------------------------------------------
Int'l Business Machines Corp  Common Shares US$0.50                US4592001014                 9,324,139               77,059
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc                Common Stock npv                     US5893311077                10,943,331              168,846
------------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corporation     Common Stock US$2.50                 US9078181081                 6,206,118              129,126
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                 Common stock $0.001                  US17275R1023                 8,492,014              123,858
------------------------------------------------------------------------------------------------------------------------------------
EMC Corporation Massachusetts Common Stock U$0.01                  US2686481027                   419,114                5,872
------------------------------------------------------------------------------------------------------------------------------------
Equifax Inc                   Common Stock $2.50pv                 US2944291051                 4,905,169              174,406
------------------------------------------------------------------------------------------------------------------------------------
Freeport McMoRan Copper       A Common Stock $0.10pv               US35671D1054                 5,186,031              373,768
------------------------------------------------------------------------------------------------------------------------------------
Mobil Corporation             Common Stock US$1.00                 US6070591028                15,475,704              153,605
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Limited          Common Stock US$0.01                 AN8068571086                 3,952,980               63,438
------------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp          Common Stock $1.00                   US16161A1088                 9,265,472              122,925
------------------------------------------------------------------------------------------------------------------------------------
American Int'l Group Inc      Common Stock $2.50pv                 US0268741073                12,863,533              147,963
------------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Companies    Common Stock $1.00pv                 US5717481023                 6,653,131               97,126
------------------------------------------------------------------------------------------------------------------------------------
Ameritech Corporation         Common Stock US$1.00                 US0309541011                 7,256,393              108,710
------------------------------------------------------------------------------------------------------------------------------------
        COLUMN TOTALS                                                                         279,918,792
------------------------------------------------------------------------------------------------------------------------------------
    AGGREGATE PAGE TOTAL                                                                      153,305,063
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
   Item 1: Name of Issuer                      Item 6: Investment Discretion                   Item 7:      Item 8: Voting Authority
                                        ------------------------------------------------------              ------------------------
                                        (a) Sole          (B) Shared -  (c) Shared -           Managers     (a) Sole    (b) Shared
                                                           Defined as    Other                 See Instr. V
                                                           as Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Company                   X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                           X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Warner-Lambert Co                           X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc                             X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Walgreen Company                            X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores Inc                         X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Int'l Business Machines Corp                X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc                              X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corporation                   X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                               X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
EMC Corporation Massachusetts               X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Equifax Inc                                 X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Freeport McMoRan Copper                     X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Mobil Corporation                           X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Limited                        X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp                        X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
American Int'l Group Inc                    X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Companies                  X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Ameritech Corporation                       X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
        COLUMN TOTALS
------------------------------------------------------------------------------------------------------------------------------------
    AGGREGATE PAGE TOTAL
------------------------------------------------------------------------------------------------------------------------------------

--------------------------
Page 3 of 6                          Name of Reporting Manager            Martin Currie Investment Management Ltd           (SEC USE
--------------------------
   Item 1: Name of Issuer     Item 2: Title of Class               Item 3: CUSIP Number        Item 4: Fair         Item 5: Shares
                                                                                                                          of
                                                                                               Market Value        Principal Amount
------------------------------------------------------------------------------------------------------------------------------------
AT&T Corporation              Common stock $1.00                   US0019571092                    131                       3
------------------------------------------------------------------------------------------------------------------------------------
GTE Corporation               Common Stock U$0.05                  US3623201031                12,957,281              168,550
------------------------------------------------------------------------------------------------------------------------------------
United States                 Treasury Bond 6.375% 15/8/27         US912810FA17                 6,809,858            6,857,000
------------------------------------------------------------------------------------------------------------------------------------
First Union Corp              Common Stock US$3.333                US3373581053                 4,765,699              133,774
------------------------------------------------------------------------------------------------------------------------------------
Transocean Offshore Inc       Common Stock US$0.01                 KYG900761035                 3,389,054              110,663
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp            Common Stock U$0.01                  US91913Y1001                   434,165               22,554
------------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corporation   Common Shares npv                    CA6565691004                   872,151               17,101
------------------------------------------------------------------------------------------------------------------------------------
MCI Worldcom Inc              Common Shares U$0.01                 US55268B1061                 4,542,500               63,200
------------------------------------------------------------------------------------------------------------------------------------
Cardinal Health Inc           Common Stock npv                     US14149Y1082                 5,894,121              108,149
------------------------------------------------------------------------------------------------------------------------------------
Pharmacia & Upjohn Inc        Ordinary Shares U$0.01               US7169411094                 6,653,770              134,081
------------------------------------------------------------------------------------------------------------------------------------
AMFM Inc                      Class 'A' common stock U$0.01        US0016931000                 3,857,625               63,500
------------------------------------------------------------------------------------------------------------------------------------
Onhealth Network Company      Common Stock $0.01pv                 US68272W1071                   267,369               42,779
------------------------------------------------------------------------------------------------------------------------------------
MediaOne Group Inc            Common Stock U$0.01                  US58440J1043                11,157,207              163,326
------------------------------------------------------------------------------------------------------------------------------------
Young & Rubicam Inc           Common Stock U$0.01                  US9874251054                 5,718,944              129,976
------------------------------------------------------------------------------------------------------------------------------------
Extreme Networks Inc          Common Stock $0.001                  US30226D1063                   281,044                4,439
------------------------------------------------------------------------------------------------------------------------------------
Philip Morris Cos Inc         Common Stock US$0.3333pv             US7181541076                 9,576,500              280,117
------------------------------------------------------------------------------------------------------------------------------------
Compaq Computer               Common Stock USD0.01                 US2044931002                 3,434,819              150,156
------------------------------------------------------------------------------------------------------------------------------------
DSP Communications Inc        Common Stock $0.001                  US23332K1060                   318,744               16,776
------------------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp  Common Stock $0.01                   US2856611049                 6,986,903              131,984
------------------------------------------------------------------------------------------------------------------------------------
        COLUMN TOTALS                                                                         367,836,675
------------------------------------------------------------------------------------------------------------------------------------
    AGGREGATE PAGE TOTAL                                                                       87,917,883
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
   Item 1: Name of Issuer                      Item 6: Investment Discretion                   Item 7:      Item 8: Voting Authority
                                        ------------------------------------------------------              ------------------------
                                        (a) Sole          (B) Shared -  (c) Shared -           Managers     (a) Sole    (b) Shared
                                                           Defined as    Other                 See Instr. V
------------------------------------------------------------------------------------------------------------------------------------
AT&T Corporation                            X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
GTE Corporation                             X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
United States                               X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
First Union Corp                            X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Transocean Offshore Inc                     X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp                          X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corporation                 X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
MCI Worldcom Inc                            X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Cardinal Health Inc                         X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Pharmacia & Upjohn Inc                      X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
AMFM Inc                                    X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Onhealth Network Company                    X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
MediaOne Group Inc                          X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Young & Rubicam Inc                         X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Extreme Networks Inc                        X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Philip Morris Cos Inc                       X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Compaq Computer                             X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
DSP Communications Inc                      X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp                X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
        COLUMN TOTALS
------------------------------------------------------------------------------------------------------------------------------------
    AGGREGATE PAGE TOTAL
------------------------------------------------------------------------------------------------------------------------------------

--------------------------
Page 4 of 6                          Name of Reporting Manager            Martin Currie Investment Management Ltd           (SEC USE
--------------------------
   Item 1: Name of Issuer     Item 2: Title of Class               Item 3: CUSIP Number        Item 4: Fair         Item 5: Shares
                                                                                                                          of
                                                                                               Market Value        Principal Amount
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co           Common Stock $0.16pv                 US3696041033                16,065,930              135,506
------------------------------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) de Nemours &   Common Stock U$0.30                  US2635341090                 7,305,980              120,760
Co.
------------------------------------------------------------------------------------------------------------------------------------
Millenium Chemicals Inc       Common Stock U$0.01                  US5999031017                 4,890,694              239,300
------------------------------------------------------------------------------------------------------------------------------------
Bombardier Incorporated       Class B (Sub Voting) Stock           CA0977512007                 7,377,027              302,958
------------------------------------------------------------------------------------------------------------------------------------
MacMillan Bloedel Limited     Common Stock npv                     CA5547832090                 5,324,776              231,512
------------------------------------------------------------------------------------------------------------------------------------
BCE Inc                       Common Shares npv                    CA05534B1094                10,005,234              137,058
------------------------------------------------------------------------------------------------------------------------------------
Govt of Canada                7% Stock 1/12/2006                   CA135087VU50                 6,732,761            6,275,000
------------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Canada          Common Stock                         CA7800871021                   333,062                5,469
------------------------------------------------------------------------------------------------------------------------------------
Alberta Energy Ltd.           Common Stock npv                     CA0128731050                   276,363                6,518
------------------------------------------------------------------------------------------------------------------------------------
Cemex SA                      ADR (repr 5 CPO's)                   US1512908898                 1,205,502               49,969
------------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa SA             Spons GDR (rep 2 Ord Shs)            US40049J2069                 1,817,156               45,500
------------------------------------------------------------------------------------------------------------------------------------
Tubos De Acero De Mexico  SA  ADR (rep 1 ord shs)                  US8985925069                   147,000               12,000
------------------------------------------------------------------------------------------------------------------------------------
Nuevo Grupo Iusacell SA       ADR (repr 10 "V" shs)                US6705121027                   370,500               39,000
------------------------------------------------------------------------------------------------------------------------------------
Desc                          ADS (rep 20 Series C shs)            US2503091017                   738,675               44,100
------------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico           ADR (rep 20 ser L shs)               US8794037809                 3,794,063               53,250
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mexicano    Spon ADR (rep 1 unit)                US3444191064                   237,975                7,600
------------------------------------------------------------------------------------------------------------------------------------
Usiminas                      ADR Reg S (rep 1 pref)               US9173022008                   151,173               45,000
------------------------------------------------------------------------------------------------------------------------------------
Aracruz                       ADR (rep 10 B pref)                  US0384962041                   135,688                6,500
------------------------------------------------------------------------------------------------------------------------------------
Cemig Pn                      Spon ADR (rep 1000 nonvtg prf)       US2044096012                   604,384               40,000
------------------------------------------------------------------------------------------------------------------------------------
        COLUMN TOTALS                                                                         435,350,618
------------------------------------------------------------------------------------------------------------------------------------
    AGGREGATE PAGE TOTAL                                                                       67,513,943
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
   Item 1: Name of Issuer                      Item 6: Investment Discretion                   Item 7:      Item 8: Voting Authority
                                        ------------------------------------------------------              ------------------------
                                        (a) Sole          (B) Shared -  (c) Shared -           Managers     (a) Sole    (b) Shared
                                                           Defined as    Other                 See Instr. V
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co                         X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) de Nemours &                 X                                                                   X
Co.
------------------------------------------------------------------------------------------------------------------------------------
Millenium Chemicals Inc                     X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Bombardier Incorporated                     X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
MacMillan Bloedel Limited                   X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
BCE Inc                                     X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Govt of Canada                              X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Canada                        X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Alberta Energy Ltd.                         X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Cemex SA                                    X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa SA                           X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Tubos De Acero De Mexico  SA                X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Nuevo Grupo Iusacell SA                     X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Desc                                        X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico                         X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mexicano                  X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Usiminas                                    X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Aracruz                                     X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Cemig Pn                                    X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
        COLUMN TOTALS
------------------------------------------------------------------------------------------------------------------------------------
    AGGREGATE PAGE TOTAL
------------------------------------------------------------------------------------------------------------------------------------

--------------------------
Page 5 of 6                           Name of Reporting Manager            Martin Currie Investment Management Ltd          (SEC USE
--------------------------
   Item 1: Name of Issuer      Item 2: Title of Class               Item 3: CUSIP Number        Item 4: Fair         Item 5: Shares
                                                                                                                           of
                                                                                                Market Value        Principal Amount
------------------------------------------------------------------------------------------------------------------------------------
Eletrobras                     ON ADR (rep 50 com shs)              US15234Q2075                   333,657               39,300
------------------------------------------------------------------------------------------------------------------------------------
Compania Vale Do Rio Doce      SPON ADR (Repr 250 Pref Shs)         US2044121000                 1,422,283               67,327
------------------------------------------------------------------------------------------------------------------------------------
Telebras                       ADR Reg S (Rep 1000 Pref)            US8792871001                       292                9,340
------------------------------------------------------------------------------------------------------------------------------------
Petrobras                      Spon ADR (rep 100 pref)              US71654V1017                 2,301,805              149,304
------------------------------------------------------------------------------------------------------------------------------------
Comp Paranaense Energetica     Spon ADR (Rep 1000 Pref B)           US20441B4077                    85,313               13,000
------------------------------------------------------------------------------------------------------------------------------------
Compania Brasil Dist Pao Acu   ADR (Repr 1000 Pref Shs)             US20440T2015                    89,156                4,500
------------------------------------------------------------------------------------------------------------------------------------
Comp Cervejaria Brahma         ADR (rep 20 pref shs)                US20440X1037                   156,000               13,000
------------------------------------------------------------------------------------------------------------------------------------
Embratel Participacoes SA      ADR (rep 1000 pref)                  US29081N1000                    69,000                6,000
------------------------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes ADR (rep 1000 pref)                  US8792461068                   177,320               11,440
------------------------------------------------------------------------------------------------------------------------------------
TELESP Participacoes SA        ADR (rep 1000 pref)                  US87952K1007                   662,130               42,040
------------------------------------------------------------------------------------------------------------------------------------
Tele Sudeste Celular Partic    ADR (rep 5000 pref)                  US8792521044                   169,850                7,900
------------------------------------------------------------------------------------------------------------------------------------
Tele Centro Sul Participacoes  ADR (rep 5000 pref)                  US8792391018                   264,624                4,768
------------------------------------------------------------------------------------------------------------------------------------
Telefonica Del Peru            ADR (Repr 10 'B' Shs)                US8793841052                   201,563               15,000
------------------------------------------------------------------------------------------------------------------------------------
Minas Buenaventura             Spon ADR (Rep 2 "B" Shares)          US2044481040                   173,125               10,000
------------------------------------------------------------------------------------------------------------------------------------
Comp de Telefonos de Chile     Spon ADR (rep 4 ord A shs)           US2044493003                   468,252               25,924
------------------------------------------------------------------------------------------------------------------------------------
Sociedad Quimica Y Minera      ADR (rep 10 B shs)                   US8336351056                   168,863                5,700
------------------------------------------------------------------------------------------------------------------------------------
Enersis S.A.                   ADR (rep 50 ord shs)                 US29274F1049                    81,413                3,900
------------------------------------------------------------------------------------------------------------------------------------
Vina Concha Y Toro SA          ADR (rep 50 ord shs)                 US9271911060                   101,925                2,700
------------------------------------------------------------------------------------------------------------------------------------
        COLUMNS TOTAL                                                                          442,277,187
------------------------------------------------------------------------------------------------------------------------------------
    AGGREGATE PAGE TOTAL                                                                        6,926,569
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
   Item 1: Name of Issuer                      Item 6: Investment Discretion                   Item 7:      Item 8: Voting Authority
                                        ------------------------------------------------------              ------------------------
                                        (a) Sole          (B) Shared -  (c) Shared -           Managers     (a) Sole    (b) Shared
                                                           Defined as    Other                 See Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Eletrobras                                  X                                                                   X
-------------------------------------------------------------------------------------------------------------------------
Compania Vale Do Rio Doce                   X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Telebras                                    X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Petrobras                                   X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Comp Paranaense Energetica                  X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Compania Brasil Dist Pao Acu                X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Comp Cervejaria Brahma                      X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Embratel Participacoes SA                   X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes              X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
TELESP Participacoes SA                     X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Tele Sudeste Celular Partic                 X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Tele Centro Sul Participacoes               X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Telefonica Del Peru                         X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Minas Buenaventura                          X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Comp de Telefonos de Chile                  X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Sociedad Quimica Y Minera                   X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Enersis S.A.                                X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Vina Concha Y Toro SA                       X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
        COLUMNS TOTAL
------------------------------------------------------------------------------------------------------------------------------------
    AGGREGATE PAGE TOTAL
------------------------------------------------------------------------------------------------------------------------------------

--------------------------
Page 6 of 6                          Name of Reporting Manager            Martin Currie Investment Management Ltd           (SEC USE
--------------------------
   Item 1: Name of Issuer     Item 2: Title of Class               Item 3: CUSIP Number        Item 4: Fair         Item 5: Shares
                                                                                                                          of
                                                                                               Market Value        Principal Amount
------------------------------------------------------------------------------------------------------------------------------------
Quilmes Industrial S.A.       ADR (rep 1 non-vtg prf shr)          US74838Y1082                   36,338                 3,800
------------------------------------------------------------------------------------------------------------------------------------
Internet Gold                 Ordinary shares NIS0.01              USM565951078                  485,750                58,000
------------------------------------------------------------------------------------------------------------------------------------
PEC Israel Economic Corp.     Ordinary Shares US$1.00              US7050981015                1,089,631                31,300
------------------------------------------------------------------------------------------------------------------------------------
Delta Galil                   ADR (Rep 1 Ord Share)                US2476371016                  816,500                71,000
------------------------------------------------------------------------------------------------------------------------------------
Blue Square Israel Ltd        ADR (rep 1 Ord ILS1)                 US0960551085                  550,000                40,000
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical           ADR (rep 1 ord shs)                  US8816242098                  603,750                12,000
------------------------------------------------------------------------------------------------------------------------------------
OTP Bank                      GDR Reg S (rep 1 ord)                USX607461166                  248,640                 5,600
------------------------------------------------------------------------------------------------------------------------------------
Matav RT                      Spon ADR (Rep 5 HUF100 shs)          US5597761098                  226,175                 8,300
------------------------------------------------------------------------------------------------------------------------------------
Borsodchem RT                 GDR Reg S (rep 1 ord)                US1000642033                  152,640                 5,300
------------------------------------------------------------------------------------------------------------------------------------
        COLUMN TOTALS                                                                        446,486,611
------------------------------------------------------------------------------------------------------------------------------------
    AGGREGATE PAGE TOTAL                                                                       4,209,424
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
   Item 1: Name of Issuer                      Item 6: Investment Discretion                   Item 7:      Item 8: Voting Authority
                                        ------------------------------------------------------              ------------------------
                                        (a) Sole          (B) Shared -  (c) Shared -           Managers     (a) Sole    (b) Shared
                                                           Defined as    Other                 See Instr. v
------------------------------------------------------------------------------------------------------------------------------------
Quilmes Industrial S.A.                     X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Internet Gold                               X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
PEC Israel Economic Corp.                   X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Delta Galil                                 X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Blue Square Israel Ltd                      X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical                         X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
OTP Bank                                    X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Matav RT                                    X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Borsodchem RT                               X                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
        COLUMN TOTALS
------------------------------------------------------------------------------------------------------------------------------------
    AGGREGATE PAGE TOTAL
------------------------------------------------------------------------------------------------------------------------------------